Acquisitions (Details Narrative) - USD ($)					1 Months Ended							3 Months Ended	6 Months Ended	12 Months Ended
	Aug. 02, 2019	May 22, 2019	Nov. 02, 2018	Oct. 03, 2018	May 31, 2019	May 22, 2019	Nov. 28, 2018	Nov. 27, 2018	Nov. 25, 2018	Oct. 26, 2018	Dec. 28, 2017	Oct. 31, 2019	Jan. 18, 2017	Jul. 31, 2019	Dec. 01, 2018	Jul. 31, 2018	Jul. 31, 2017	Feb. 09, 2017
Acquisition of interest													51.00%
Acquisition of outstanding limited liability company units													4,950
Value of shares exchanged for outstanding limited liability units													$ 253,721
Common stock issued										4,830,000		44,336,023	1,117,011	62,290,940		22,430,121		2,179,989
Limited liability company units receied													300
Call Option													$ 13,431,706
Call option recorded as an asset														$ 0		$ 2,168,211
Changes in fair value of contingent purchase consideration														$ 15,147,591
Warrant issued to acquire stock													15,000,000
Common stock, price per year												$ 2.52	$ 2.50	$ 2.53		$ 0.00	$ 0.00
Total consideration													$ 1,350,916
Intangible assets acquired													2,911,377
Aggregate purchase price													$ 1
Promissory Note											$ 320,000
Promissory Note, Due Date					Aug. 01, 2019				Nov. 26, 2019	Oct. 26, 2019
Promissory Note, interest rate										27.50%	3.00%
Business combination description	Under the APAs: • Generex will issue 400,000 shares of common stock in exchange for the Pantheon assets, and 560,000 shares of common stock in exchange for the MediSource assets. • Generex and NDS will pay up to $700,000 in cash to Pantheon as an earn out payment. No payment will be made unless the business conducted by NDS using the former Pantheon assets has EBITDA in the twelve months following closing in excess of $500,000. If the Pantheon business’s EBITDA meets or exceeds $1,000,000, the entire $700,000 will be paid. If the Pantheon business’s EBITDA exceeds $500,000 but is less than $1,000,000, a pro rata portion of the $700,000 earn-out will be paid. • Generex and NDS will pay up to $500,000 in cash to MediSource as an earn out payment. No payment will be made unless the business conducted by NDS using the former MediSource assets has EBITDA in the twelve months following closing in excess of $130,000. If the MediSource business’s EBITDA meets or exceeds $500,000, the entire $500,000 will be paid. If the MediSource business’s EBITDA exceeds $130,000 but is less than $500,000, a pro rata portion of the $500,000 earn-out will be paid.		On November 1, 2018 we consummated the acquisition of the Second Closing Assets, consisting primarily of Veneto’s management services organization business and two additional ancillary services. The aggregate price for the First Closing Assets and the Second Closing Assets was $30,000,000. The Company issued a promissory note in the principal amount of $35,000,000 (the “New Note”) consisting of the $30,000,000 purchase price and a $5,000,000 original issue discount, as the sole consideration payable on the Second Closing Date. In addition, we agreed to assume approximately $3.8 million in outstanding institutional debt of Veneto subsidiaries, but will have use of Veneto cash which would otherwise have been applied to paying down the debt.
Payment of Promissory Note		$ 4,361,500				$ 4,800,000						$ 320,000		$ 320,000
Berkman
Common stock, price per year															$ 2.50
Shares exercisable															15,000,000
Grainland Pharmacy Holdings
Promissory Note, Due Date											Jun. 28, 2018
Goodwill impairment											$ 99,519
Empire State Pharmacy Holdings
Goodwill impairment											$ 188,068
Veneto Holdings, L.L.C.
Business combination description				The aggregate purchase price for the Assets is $35,000,000 including the Promissory Note. At the Second Closing, the Company will pay the principal of the Promissory Note plus interest to Veneto, (i) $9,000,000 will be paid by the Company into a trust or other fiduciary account acceptable to Veneto to be used exclusively for satisfaction of certain contingent liabilities of Veneto and subsidiaries of Veneto not being acquired by the Company, (ii) $3,000,000 will be paid by the Company into an escrow account to secure potential obligations of Veneto in respect of the Second Closing date working capital and under the indemnification provisions of the Agreement and (iii) the balance will be payable directly to Veneto in cash.
Olaregen
Business combination description								The Company acquired 3,282,632 newly issued shares of the Olaregen common stock representing 51% percent of the issued and outstanding capital stock of Olaregen (“Olaregen Shares”).
LOI description								On November 27, 2018, Generex and Olaregen entered into a binding letter of intent (“LOI”) contemplating the Company’s acquisition of 51% of the outstanding capital stock of Olaregen for a total consideration of twelve million dollars ($12,000,000). As of January 7, 2019, the Company completed a definitive Stock Purchase Agreement (“Purchase Agreement”) and related documents effecting the transactions contemplated by the LOI.
Regentys
Acquisition of interest							51.00%
Business combination description							Pursuant to a Stock Purchase Agreement between the Company and Regentys (the “Purchase Agreement”) the Company acquired 12,048,161 newly issued shares of the Regentys common stock representing 51% percent of the issued and outstanding capital stock of Regentys (“Regentys Shares”). In addition to $400,000 paid to Regentys upon signing of the LOI, the purchase price for the Regentys Shares will consist of the following cash payments, with the proceeds intended to be used for specific purposes, as noted: • $3,450,000 to initiate pre-clinical activities on or before January 15, 2019. As of the date this report was filed, the Company has paid $650,000 and the remaining balance of $2,800,000 is payable on or before November 30, 2019 per extension in amended agreement. • $2,000,000 to initiate patient recruitment activities on or before May 1, 2019. As of the date this report was filed, the Company has not yet paid this installment and the full balance of $2,000,000 is payable on or before November 30, 2019 per extension in amended agreement. • $3,000,000 to initiate a first-in-human pilot study on or before September 1, 2019. • $5,000,000 to initiate a human pivotal study on or before February 1, 2020. • $1,150,000 to submit a 510(k) de novo submission to the FDA on or about February 1, 2021. The Company issued its Promissory Note in the amount of $14,600,000 (the “Note’) representing its obligation to pay the above amounts. The Note is secured by a pledge of the Regentys shares pursuant to a Pledge and Security Agreement. In the event that Generex does not make any of the first three payments listed above, at Regentys’ option either: • Generex will forfeit all of the Regentys shares issued with no refund of amounts paid; or • Generex will issue shares of its common stock to Regentys equivalent to 110% of the value of the missing payment, which shares will be registered for resale.
LOI description							On November 28, 2018, Generex and Regentys entered into a binding letter of intent (“LOI”) contemplating the Company’s acquisition of 51% of the outstanding capital stock of Regentys for a total consideration of $15,000,000. On January 7, 2019 the Company completed a definitive Stock Purchase Agreement and related documents effecting the transactions contemplated by the LOI.
Payment of Promissory Note														$ 51,625
Net Purchase Price
Common stock issued													5,947,431
Post Reverse Stock Split
Common stock issued													4,830,000
After Closing
Common stock issued													420
At Closing
Common stock issued													1,117,011